Inventories (Schedule of Inventories) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Total inventory	$ 826,863,000	$ 692,261,000
Cost of sales	2,049,675,000	1,833,000,000
Uranium [Member]
Disclosure Of Operating Segments [Line Items]
Concentrate	651,901,000	511,654,000
Broken ore	27,892,000	71,463,000
Total inventory	679,793,000	583,117,000
Fuel Services [Member]
Disclosure Of Operating Segments [Line Items]
Total inventory	146,612,000	108,711,000
Other Segment [Member]
Disclosure Of Operating Segments [Line Items]
Total inventory	$ 458,000	$ 433,000